SCHEDULE OF BUSINESS COMBINATIONS AT FAIR VALUE (Details) - USD ($)	Sep. 30, 2022	Mar. 07, 2022	Dec. 31, 2021	Jul. 06, 2021	Dec. 31, 2020
Consideration given:
Common stock shares given				29,598,672
Total consideration				$ 29,598,672
Fair value of identifiable assets acquired, and liabilities assumed:
Cash				4,122
Prepaid expenses				39,208
Accounts payable and accrued expenses				(55,008)
Deferred revenue				(126,037)
Note payable				(20,800)
Goodwill	$ 29,660,232		$ 29,493,398	$ 29,493,398
Soccer Partners America [Member]
Consideration given:
Common stock shares given		556,000
Future consideration		$ 400,000
Total consideration		956,000
Fair value of identifiable assets acquired, and liabilities assumed:
Cash		1,216,126
Accounts receivable		447,941
Prepaid expenses		118,150
Other current assets		800
Fixed assets, net		4,065
Loan payable		(501,724)
Accounts payable and accrued expenses		(176,275)
Deferred revenue		(219,917)
Note payable		(100,000)
Total identifiable net asset		789,166
Goodwill		$ 166,834